Commitments and Contingencies (Details 3) (Celgene Corporation)	1 Months Ended
	Feb. 29, 2012	Apr. 30, 2010 patent
Legal proceedings
Number of patents in litigation		4
Jury trial period	7 days
Subsequent event
Legal proceedings
Jury trial period	7 days